SCHEDULE OF FAIR VALUE OF INVESTMENT (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Fair value of investments	$ 179,727	$ 189,403
Public company shares [member]
Disclosure of detailed information about investment property [line items]
Fair value of investments	42,857
Private company shares [member]
Disclosure of detailed information about investment property [line items]
Fair value of investments	$ 136,780